SUPPLEMENT DATED NOVEMBER 2, 2020

TO THE PROSPECTUS DATED MAY 1, 2020

FOR SMART FOUNDATION VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

P.O. Box 178, PHILADELPHIA, PA 19105

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Fee Tables

Effective November 2, 2020, the Fee Tables on page 17 of the Prospectus are revised as follows to reflect changes to the current Guaranteed Growth and Income Benefit Rider charge and the current Inflation Protector Withdrawal Benefit Rider charge:

Maximum Rider Charges Available on Smart Foundation Prime and Smart Foundation

Plus (may vary by state):

Guaranteed Growth and Income Benefit	2.00%*
Inflation Protector Withdrawal Benefit	2.50%**

* The current annual charge for the Guaranteed Growth and Income Benefit VI Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit II, III, IV, and V Rider is 1.10% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The annual charge is 1.05% for Guaranteed Growth and Income Benefit Rider Contracts purchased prior to March 15, 2013. The Rider charge may not be increased beyond the maximum of 2.00%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

** The current annual charge for the Inflation Protector Withdrawal Benefit IV Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit Rider, the Inflation Protector Withdrawal Benefit II Rider and Inflation Protector Withdrawal Benefit III Rider is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. The Rider charge may not be increased beyond the maximum of 2.50%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Any reference in the Prospectus to the current annual charge of the Guaranteed Growth and Income Benefit Rider or the Inflation Protector Withdrawal Benefit Rider is superseded by the foregoing information.

Examples of Fees and Expenses

Examples 3 and 4 under the Examples of Fees and Expenses on pages 19-20 of the Prospectus are hereby replaced with the following Examples 3 and 4.

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

PM8762

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. The example for Smart Foundation Plus Base Contract Option assumes that a 4.00% Purchase Payment Enhancement was applied to the Contract Value at the time of issue. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

(3)	If you surrender your Contract at the end of the applicable time period and have purchased optional benefits with current charges(2):

	Base Contract Option	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual	Smart Foundation Prime	$1,177	$1,927	$2,698	$4,810
Fund Expenses	Smart Foundation Plus	$1,215	$2,219	$3,061	$5,156
Assuming Minimum Total Annual	Smart Foundation Prime	$1,085	$1,659	$2,268	$4,041
Fund Expenses	Smart Foundation Plus	$1,119	$1,942	$2,618	$4,373

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with current charges(2):

	Base Contract Option	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual	Smart Foundation Prime	$457	$1,387	$2,338	$4,810
Fund Expenses	Smart Foundation Plus	$495	$1,499	$2,521	$5,156
Assuming Minimum Total Annual	Smart Foundation Prime	$365	$1,119	$1,908	$4,041
Fund Expenses	Smart Foundation Plus	$399	$1,222	$2,078	$4,373

(2)	This example uses a combination of the Inflation Protector Withdrawal Benefit Rider IV (Joint Life Guarantee) with Enhanced Death Benefit Rider:

Rider	Current Rider Charge
Inflation Protector Withdrawal
Benefit IV
(Joint Life Guarantee)	1.65%
Enhanced Death Benefit	0.20% (Combination Rider — reduced charge)

Smart Foundation Flex Base Contract Option is not available for contracts purchased on or after June 12th, 2017, and therefore this option has not been included in the examples provided above.

Guaranteed Growth and Income Benefit Rider Changes

Effective November 2, 2020, the current annual charge for the Guaranteed Growth and Income Benefit Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee and neither may be increased beyond the maximum of 2.00%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

The new rider charge shall apply to contracts issued on or after November 2, 2020. For such contracts issued on or after November 2, 2020, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit VI, which is a new version of the benefit offered.

The Guaranteed Growth and Income Benefit VI differs from the Guaranteed Growth and Income Benefit V described in Section 9 — “Guaranteed Growth and Income Benefit” of the prospectus dated May 1, 2020, only in that:

•	the Growth Rate defined on page 86 (Section 9.4 Withdrawal Benefit Base), used to determine the Guaranteed Growth Increase to the Withdrawal Benefit Base, is 7% (instead of 8%); and

PM8762

•

New Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 92 (Section 9.8 Withdrawal Options under the Rider) are 3.35% at age 55 (instead of 3.00%), 3.75% at age 60 (instead of 3.40%), 4.80% at age 65 (instead of 4.30%), 4.90% at age 70 (instead of 4.45%), and 5.00% at age 75 (instead of 4.70%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Guaranteed Growth and Income Benefit VI — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	3.35%	2.85%
60	65	3.75%	3.25%
65	70	4.80%	4.30%
70	75	4.90%	4.40%
75 and over		5.00%	4.50%

All other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described in Section 9 of the Prospectus remain the same for the Guaranteed Growth and Income Benefit VI.

Inflation Protector Withdrawal Benefit Rider Changes

Effective November 2, 2020, the current annual charge for the Inflation Protector Withdrawal Benefit Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee and neither may be increased beyond the maximum of 2.50%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

The new rider charge shall apply to contracts issued on or after November 2, 2020. For such contracts issued on or after November 2, 2020, any Inflation Protector Withdrawal Benefit available for purchase with the contract will be the Inflation Protector Withdrawal Benefit IV, which is a new version of the benefit offered.

The Inflation Protector Withdrawal Benefit IV differs from the Inflation Protector Withdrawal Benefit III described in Section 11 — Inflation Protector Withdrawal Benefit of the prospectus dated May 1, 2020, in that:

•

New Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 118 (Section 11.10 Withdrawal Options under the Rider — Lifetime Withdrawal Guarantee under the Living Benefit Guarantee) are 2.25% at age 55 (instead of 2.00%), 2.90% at age 60 (instead of 2.65%), 3.65% at age 65 (instead of 3.35%), 3.75% at age 70 (instead of 3.45%), and 4.00% at age 75 (instead of 3.70%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Inflation Protector Withdrawal Benefit IV — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	2.25%	1.75%
60	65	2.90%	2.40%
65	70	3.65%	3.15%
70	75	3.75%	3.25%
75 and over		4.00%	3.50%

All other terms and conditions applicable to the Inflation Protector Withdrawal Benefit as described in Section 11 of the Prospectus remain the same for the Inflation Protector Withdrawal Benefit IV.

*  *  *  *  *  *

PM8762

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. Certain examples included in the Prospectus which illustrated the operation of the Guaranteed Income Withdrawal Benefit rider and the Inflation Protector Withdrawal Benefit Rider reflect applicable rider charges, growth rates, and lifetime withdrawal rates in effect as of the date of the Prospectus. If you would like to obtain an example based upon currently effective rider charges, growth rates, and lifetime withdrawal rates, or if you would like another copy of the prospectus, please call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8762

SUPPLEMENT DATED NOVEMBER 2, 2020

TO THE PROSPECTUS DATED MAY 1, 2020

FOR SMART FOUNDATION ADVISORY VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

P.O. Box 178, PHILADELPHIA, PA 19105

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Fee Tables

Effective November 2, 2020, the Fee Tables on page 15 of the Prospectus are revised as follows to reflect changes to the current Guaranteed Growth and Income Benefit Rider charge and the current Inflation Protector Withdrawal Benefit Rider charge:

Maximum Rider Charges (may vary by state):

Guaranteed Growth and Income Benefit	2.00%*
Inflation Protector Withdrawal Benefit	2.50%**

* The current annual charge for the Guaranteed Growth and Income Benefit VI Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit II, III, IV, and V Rider is 1.10% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The Rider charge may not be increased beyond the maximum of 2.00%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

** The current annual charge for the Inflation Protector Withdrawal Benefit IV Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit Rider, the Inflation Protector Withdrawal Benefit II Rider and Inflation Protector Withdrawal Benefit III Rider is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. The Rider charge may not be increased beyond the maximum of 2.50%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Any reference in the Prospectus to the current annual charge of the Guaranteed Growth and Income Benefit Rider or the Inflation Protector Withdrawal Benefit Rider is superseded by the foregoing information.

Examples of Fees and Expenses

Examples 3 and 4 under the Examples of Fees and Expenses on pages 18-19 of the Prospectus are hereby replaced with the following Examples 3 and 4.

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

PM8764

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

(3)	If you surrender your Contract at the end of the applicable time period and have purchased optional benefits with current charges(2):

	Base Contract Option	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	Smart Foundation Advisory	$628	$1,189	$1,875	$3,979
Assuming Minimum Total Annual Fund Expenses	Smart Foundation Advisory	$534	$912	$1,422	$3,121

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with current charges(2):

	Base Contract Option	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	Smart Foundation Advisory	$358	$1,099	$1,875	$3,979
Assuming Minimum Total Annual Fund Expenses	Smart Foundation Advisory	$264	$822	$1,422	$3,121

(2)	This example uses a combination of the Inflation Protector Withdrawal Benefit Rider IV (Joint Life Guarantee) with Enhanced Death Benefit Rider:

Rider	Current Rider Charge
Inflation Protector Withdrawal
Benefit IV
(Joint Life Guarantee)	1.65%
Enhanced Death Benefit	0.20% (Combination Rider — reduced charge)

Guaranteed Growth and Income Benefit Rider Changes

Effective November 2, 2020, the current annual charge for the Guaranteed Growth and Income Benefit Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee and neither may be increased beyond the maximum of 2.00%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

The new rider charge shall apply to contracts issued on or after November 2, 2020. For such contracts issued on or after November 2, 2020, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit VI, which is a new version of the benefit offered.

The Guaranteed Growth and Income Benefit VI differs from the Guaranteed Growth and Income Benefit V described in Section 9 — “Guaranteed Growth and Income Benefit” of the prospectus dated May 1, 2020, only in that:

•	the Growth Rate defined on page 79 (Section 9.4 Withdrawal Benefit Base), used to determine the Guaranteed Growth Increase to the Withdrawal Benefit Base, is 7% (instead of 8%); and

PM8764

•

New Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 84 (Section 9.7 Withdrawal Options under the Rider) are 3.35% at age 55 (instead of 3.00%), 3.75% at age 60 (instead of 3.40%), 4.80% at age 65 (instead of 4.30%), 4.90% at age 70 (instead of 4.45%), and 5.00% at age 75 (instead of 4.70%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Guaranteed Growth and Income Benefit VI — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	3.35%	2.85%
60	65	3.75%	3.25%
65	70	4.80%	4.30%
70	75	4.90%	4.40%
75 and over		5.00%	4.50%

All other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described in Section 9 of the Prospectus remain the same for the Guaranteed Growth and Income Benefit VI.

Inflation Protector Withdrawal Benefit Rider Changes

Effective November 2, 2020, the current annual charge for the Inflation Protector Withdrawal Benefit Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee and neither may be increased beyond the maximum of 2.50%. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

The new rider charge shall apply to contracts issued on or after November 2, 2020. For such contracts issued on or after November 2, 2020, any Inflation Protector Withdrawal Benefit available for purchase with the contract will be the Inflation Protector Withdrawal Benefit IV, which is a new version of the benefit offered.

The Inflation Protector Withdrawal Benefit IV differs from the Inflation Protector Withdrawal Benefit III described in Section 11 — Inflation Protector Withdrawal Benefit of the prospectus dated May 1, 2020, in that:

•

New Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 109 (Section 11.9 Withdrawal Options under the Rider — Lifetime Withdrawal Guarantee under the Living Benefit Guarantee) are 2.25% at age 55 (instead of 2.00%), 2.90% at age 60 (instead of 2.65%), 3.65% at age 65 (instead of 3.35%), 3.75% at age 70 (instead of 3.45%), and 4.00% at age 75 (instead of 3.70%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Inflation Protector Withdrawal Benefit IV — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	2.25%	1.75%
60	65	2.90%	2.40%
65	70	3.65%	3.15%
70	75	3.75%	3.25%
75 and over		4.00%	3.50%

All other terms and conditions applicable to the Inflation Protector Withdrawal Benefit as described in Section 11 of the Prospectus remain the same for the Inflation Protector Withdrawal Benefit IV.

*  *  *  *  *  *

PM8764

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. Certain examples included in the Prospectus which illustrated the operation of the Guaranteed Income Withdrawal Benefit rider and the Inflation Protector Withdrawal Benefit Rider reflect applicable rider charges, growth rates, and lifetime withdrawal rates in effect as of the date of the Prospectus. If you would like to obtain an example based upon currently effective rider charges, growth rates, and lifetime withdrawal rates, or if you would like another copy of the prospectus, please call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM8764